Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 28, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Committee has adopted a Clawback Policy, which requires the Committee to take such action as it deems necessary to recover reasonably promptly from executive officers certain incentive-based compensation, including both cash and equity, following a restatement of the Company’s financial statements. Pursuant to the Clawback Policy, in the event the Company is required to prepare an accounting restatement due to the Company’s material noncompliance with any financial reporting requirement under the U.S. federal securities laws (an “Accounting Restatement”), regardless of individual fault, the Committee must require the forfeiture or reimbursement, subject to the terms of the Clawback Policy, from any current or former “Covered Executive” (meaning, any officer of the Company covered by Section 16(a) of the Securities Exchange Act) of the Company, any excess incentive-based compensation awarded during the three completed fiscal years immediately preceding the date on which the Company is required to prepare an Accounting Restatement. Excess incentive-based compensation, as defined in the Clawback Policy, essentially means the amount or value of incentive-based compensation granted, earned or vested (“Awarded”) in excess of what would have been Awarded to that Covered Executive based on the Accounting Restatement. The Committee or the Board of Directors shall recover such excess incentive-based compensation unless the Committee determines such recovery would be impracticable pursuant to the terms of the Clawback Policy.